Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Lease Related Expense

The components of lease related expense are as follows (amounts in thousands):

	Three Months Ended March 31,
Operating leases	2021	2020
Operating lease cost	$596	$536
Variable lease cost	104	104

Operating lease expense	$700	$640

The components of lease related expense are as follows (amounts in thousands):

	Year Ended December 31,
Operating leases	2020	2019
Operating lease cost	$2,143	$2,143
Variable lease cost	409	425

Operating lease expense	$2,552	$2,568

Summary of Supplemental Cash Flow Information Related to Leases

The components of supplemental cash flow information related to leases are as follows (amounts in thousands):

	Three Months Ended March 31,
	2021	2020
Operating cash flows—operating leases	$569	$496
Right-of-use assets obtained in exchange for operating lease liabilities	690	—

	Three Months Ended March 31,
	2021	2020
Weighted-average remaining lease term—operating leases (in years)	6.7	7.8
Weighted-average discount rate—operating leases	6.90%	7.00%

The components of supplemental cash flow information related to leases are as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Operating cash flows—operating leases	$1,994	$1,936
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$14,100

	Year Ended December 31,
	2020	2019
Weighted-average remaining lease term—operating leases (in years)	7.1	8.1
Weighted-average discount rate—operating leases	7.00%	7.00%

Summary of Future Minimum Payments

As of March 31, 2021, future minimum payments during the next five years and thereafter are as follows (amounts in thousands):

Fiscal Year	Operating Leases
2021 (remaining nine months)	$1,719
2022	2,355
2023	2,547
2024	2,344
2025	2,318
Thereafter	4,828

Total	16,111
Less present value discount	(3,302)

Operating lease liabilities	$12,809

As of December 31, 2020, future minimum payments during the next five years and thereafter are as follows (amounts in thousands):

Operating Leases
Year Ended December 31, 2021	$2,053
Year Ended December 31, 2022	2,115
Year Ended December 31, 2023	2,301
Year Ended December 31, 2024	2,318
Year Ended December 31, 2025	2,318
Thereafter	4,828

Total	15,933
Less present value discount	(3,469)

Operating lease liabilities	$12,464